SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS AMORTIZATION EXPENSE (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2024		$ 168,750
2025		42,182
Finite lived assets amortization expense	$ 84,368	$ 210,932	$ 379,686	$ 548,436